SCHEDULE OF LOANS PAYABLE (Details) (Parenthetical) - USD ($)																	1 Months Ended			3 Months Ended			12 Months Ended
		Aug. 09, 2025	Jul. 09, 2025	Apr. 25, 2025	Apr. 16, 2025	Mar. 05, 2025	Feb. 11, 2025	Dec. 16, 2024	Aug. 22, 2024	Aug. 08, 2024	Mar. 08, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 29, 2023	Nov. 28, 2023	Oct. 28, 2022	Aug. 31, 2025	Jun. 30, 2025	Jul. 31, 2024	May 31, 2025		May 31, 2024	Feb. 28, 2025		Feb. 29, 2024	Feb. 28, 2022	Jun. 05, 2025	Mar. 01, 2024	Oct. 27, 2023	May 11, 2023	Apr. 20, 2023	Apr. 05, 2023	Feb. 06, 2023	Jan. 11, 2023	Nov. 15, 2022	Nov. 10, 2022	Nov. 09, 2022
Short-Term Debt [Line Items]
Conversion of convertible securities																				$ 1,250,500			$ 562,000
Original issue discount																												$ 4,175,535
Amortization of debt expense																				$ 47,089		$ 27,625	271,234		$ 2,384,163
Issuance of common stock																				2,691,294
Debt instrument, face amount																				$ 31,538,346			32,801,346
Loans payable												$ 32,796,345								31,538,346			32,801,345		32,796,345
Number of common stock issued, shares																				2,691,294		$ 2,682,593	13,120,679		10,825,895
Forecast [Member]
Short-Term Debt [Line Items]
Repayment of debt		$ 220,000
Gain on settlement of debt																	$ 4,370,185
Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																											$ 4,790,185
Repayment of debt																		$ 150,000
Loans payable																											$ 420,000
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable																				2,683,357			2,683,357
Accrued interest																				1,237,811			1,237,811
Conversion of convertible securities																				3,921,168			3,921,168
Notes payable																				$ 3,921,168			$ 3,921,168
Purchase of warrants																				450,000,000			450,000,000
Exercise price																				$ 0.002			$ 0.002
Fair value																				$ 990,000			$ 990,000
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.										On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Debt instrument, face amount																				$ 3,921,168	[1]		$ 3,921,168	[2]
Annual interest rate																				12.00%	[1]		12.00%	[2]
Promissory Note Payable Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable																				$ 1,460,794			$ 1,460,794
Accrued interest																				1,593,544			1,593,544
Conversion of convertible securities																				3,054,338			3,054,338
Notes payable																				$ 3,054,338			$ 3,054,338
Purchase of warrants																				250,000,000			250,000,000
Exercise price																				$ 0.002			$ 0.002
Fair value																				$ 550,000			$ 550,000
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.										On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Repayment of debt																									300,000
Debt instrument, face amount																				$ 2,754,338	[3]		$ 2,754,338	[4]
Annual interest rate																				12.00%	[3]		12.00%	[4]
Promissory Note Payable Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable																				$ 103,180			$ 103,180
Accrued interest																				62,425			62,425
Conversion of convertible securities																				165,605			165,605
Notes payable																				$ 165,605			$ 165,605
Purchase of warrants																				80,000,000			80,000,000
Exercise price																				$ 0.002			$ 0.002
Fair value																				$ 176,000			$ 176,000
Debt instrument maturity date description												The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024								The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024 and a fee of $22,958 was paid and charged to interest expense.
Interest expenses												$ 22,958								$ 22,958
Debt instrument, face amount																				$ 165,605	[5],[6]		$ 165,605	[7],[8]
Annual interest rate																				12.00%	[5],[6]		12.00%	[7],[8]
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable																				$ 235,000			$ 235,000
Accrued interest																				75,375			75,375
Conversion of convertible securities																				310,375			310,375
Notes payable																				$ 310,375			$ 310,375
Purchase of warrants																				25,000,000			25,000,000
Exercise price																				$ 0.002			$ 0.002
Fair value																				$ 182,500			$ 182,500
Debt instrument, face amount																				$ 310,375	[9]		$ 310,375	[10]
Annual interest rate																				12.00%	[9]		12.00%	[10]
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Purchase of warrants																				50,000,000			50,000,000
Exercise price																				$ 0.025			$ 0.025
Fair value																				$ 271,250			$ 271,250
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.										On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																				350,000			350,000
Original issue discount																				$ 35,000			$ 35,000
Warrants term																				3 years			3 years
Debt discount																				$ 271,250			$ 271,250					65,092
Unamortized discount																				0			138					8,399
Amortization of debt expense																				138			8,261
Debt instrument, face amount																				$ 350,000	[11]		$ 350,000	[12]
Annual interest rate																				12.00%	[11]		12.00%	[12]
Promissory Note Payable Six [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable																				$ 9,200			$ 9,200
Accrued interest																				6,944			6,944
Conversion of convertible securities																				16,144			16,144
Notes payable																				25,000			25,000
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.										On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Debt instrument, face amount																				$ 25,000	[13]		$ 25,000	[14]
Annual interest rate																				12.00%	[13]		12.00%	[14]
Promissory Note Payable Seven [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable																				$ 79,500			$ 79,500
Accrued interest																				28,925			28,925
Conversion of convertible securities																				108,425			108,425
Notes payable																				145,000			145,000
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.										On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Debt instrument, face amount																				$ 145,000	[15]		$ 145,000	[16]
Annual interest rate																				12.00%	[15]		12.00%	[16]
Promissory Note Payable Eight [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Purchase of warrants																				50,000,000			50,000,000
Exercise price																				$ 0.025			$ 0.025
Fair value																				$ 380,174			$ 380,174
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.										On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same.
Prepaid expense																				550,000			550,000
Original issue discount																				$ 250,000			$ 250,000
Warrants term																				3 years			3 years
Debt discount																				$ 380,174			$ 380,174					80,284
Unamortized discount																				0			144					10,559
Amortization of debt expense																				144			10,415
Repayments of common stock							$ 162,000
Issuance of common stock						185,000,000	60,000,000
Debt instrument, face amount						$ 388,000															[17]		$ 388,000	[18]
Debt instrument, accrued interest						35,500
Outstanding payable						$ 425,500
Annual interest rate																				12.00%	[17]		12.00%	[18]
Promissory Note Payable Nine [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Purchase of warrants																				100,000,000			100,000,000			50,000,000
Exercise price																				$ 0.135			$ 0.135			$ 0.0164
Fair value																				$ 1,342,857			$ 1,342,857
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.										On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Interest expenses																										$ 950,000
Prepaid expense																				1,650,000			1,650,000
Original issue discount																				$ 150,000			$ 150,000
Warrants term																				3 years			3 years			3 years
Debt discount																				$ 1,342,857			$ 1,342,857					497,614
Unamortized discount																				0			700					55,585
Amortization of debt expense																				700			54,885
Debt instrument, face amount																				$ 1,650,000	[19]		$ 1,650,000	[20]
Annual interest rate																				12.00%	[19]		12.00%	[20]
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Notes payable																				$ 6,000,000			$ 6,000,000
Purchase of warrants																				300,000,000			300,000,000			150,000,000
Exercise price																				$ 0.135			$ 0.135			$ 0.0164
Fair value																				$ 4,749,005			$ 4,749,005
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Interest expenses																										$ 2,850,000
Original issue discount																				$ 600,000			$ 600,000
Warrants term																				3 years			3 years			3 years
Debt discount																				$ 4,749,005			$ 4,749,005
Debt instrument, face amount																				5,175,000	[21]		6,000,000	[22]
Cash proceeds																				$ 5,400,000			$ 5,400,000
Shares issued																				500,000,000
Repayment of debt																				$ 825,000
Annual interest rate																				12.00%	[21]		12.00%	[22]
Promissory Note Payable Eleven [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Purchase of warrants																				170,000,000			170,000,000			85,000,000
Exercise price																				$ 0.064			$ 0.064			$ 0.0164
Fair value																				$ 2,035,033			$ 2,035,033
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same.
Interest expenses																										$ 1,615,000
Original issue discount																				$ 50,000			$ 50,000
Warrants term																				3 years			3 years			3 years
Debt discount																				$ 2,035,033			$ 2,035,033					33,547
Unamortized discount																				0			964					4,121
Amortization of debt expense																				964			3,157
Debt instrument, face amount																				2,750,000	[23]		2,750,000	[24]
Cash proceeds																				$ 2,750,000			$ 2,750,000
Annual interest rate																				12.00%	[23]		12.00%	[24]
Promissory Note Payable Twelve [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Prepaid expense																				$ 4,000,160			$ 4,000,160
Debt instrument, face amount																				3,690,360	[25]		3,740,360	[26]
Repayment of debt				$ 420,000
Repayment of notes																				50,000			$ 36,000
Outstanding loan balance and accrued interest				$ 4,790,185
Outstanding principal and interest amount																				4,740,185
Gain on settlement of debt																				$ 4,370,185
Annual interest rate																				7.00%	[25]		7.00%	[26]
Promissory Note Payable Thirteen [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Outstanding payable		$ 220,000
Promissory Note Payable Thirteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Outstanding payable																		$ 150,000
Repayment of notes			$ 50,000
Promissory Note Payable Thirteen [Member] | Director [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares																				184			184
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Purchase of warrants																				250,000,000			250,000,000
Exercise price																				$ 0.037			$ 0.037
Fair value																				$ 1,284,783			$ 1,284,783
Prepaid expense																				1,650,000			1,650,000
Original issue discount																				$ 150,000			$ 150,000
Warrants term																				3 years			3 years
Debt discount																				$ 1,284,783			$ 1,284,783					572,549
Unamortized discount																				23,246			25,181					66,846
Amortization of debt expense																				1,935			41,665
Debt instrument, face amount																				$ 1,650,000	[27]		$ 1,650,000	[28]
Annual interest rate																				12.00%	[27]		12.00%	[28]
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.									On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																				$ 170,000			$ 170,000
Unamortized discount																				20,000			20,000
Debt instrument, face amount																				$ 170,000	[29]		$ 170,000	[30]
Annual interest rate																				15.00%	[29]		15.00%	[30]
Promissory Note Payable Fifteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Notes payable																				$ 3,000,000			$ 3,000,000
Fair value																				2,960,500			2,960,500
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same.
Debt discount																				39,500			39,500					11,535
Debt instrument, face amount																				$ 3,000,000	[31]		$ 3,000,000	[32]
Warrants																				955,000,000			955,000,000
Annual interest rate																				15.00%	[31]		15.00%	[32]
Promissory Note Payable Sixteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.									On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																				$ 400,000			$ 400,000
Unamortized discount																				50,000			50,000
Debt instrument, face amount																				$ 400,000	[33]		$ 400,000	[34]
Annual interest rate																				15.00%	[33]		15.00%	[34]
Promissory Note Payable Seventeen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.									On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																				$ 475,000			$ 475,000
Unamortized discount																				75,000			75,000
Debt instrument, face amount																				$ 475,000	[35]		$ 475,000	[36]
Annual interest rate																				15.00%	[35]		15.00%	[36]
Promissory Note Payable Eighteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.									On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																				$ 350,000			$ 350,000
Unamortized discount																				50,000			50,000
Debt instrument, face amount																				$ 350,000	[37]		$ 350,000	[38]
Annual interest rate																				15.00%	[37]		15.00%	[38]
Promissory Note Payable Nineteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Notes payable																$ 400,000
Original issue discount												$ 4,000,000				50,000									$ 4,000,000
Unamortized discount																500,000
Debt instrument, face amount																				$ 400,000	[39],[40]		$ 400,000	[41],[42]
Cash proceeds																$ 350,000
Annual interest rate																				15.00%	[39],[40]		15.00%	[41],[42]
Promissory Note Payable Twenty [Member] | Series F Warrants [Member] | October 31, 2033 [Member]
Short-Term Debt [Line Items]
Purchase of warrants																61
Promissory Note Payable Twenty [Member] | Lender [Member]
Short-Term Debt [Line Items]
Loans payable																$ 4,000,000
Promissory Note Payable Twenty [Member] | Lender [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Shares issued																329
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Fair value																$ 299,399
Original issue discount																50,000
Debt discount																												286,775
Unamortized discount																				$ 28,638			$ 32,911					47,892
Amortization of debt expense																				4,272			14,981
Debt instrument, face amount																				$ 400,000	[39],[40]		$ 400,000	[41],[42]
Annual interest rate																				15.00%	[39],[40]		15.00%	[41],[42]
Loans payable																$ 400,000
Promissory Note Payable Twenty One [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																61
Promissory Note Payable Twenty One [Member] | Series F Preferred Shares [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares																1
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Fair value																																					$ 299,750
Original issue discount																																					50,000
Debt discount																												288,513
Unamortized discount																				$ 28,783			$ 33,076					48,126
Amortization of debt expense																				4,293			15,050
Debt instrument, face amount																				$ 400,000	[39],[40]		$ 400,000	[41],[42]
Annual interest rate																				15.00%	[39],[40]		15.00%	[41],[42]
Loans payable																																					$ 400,000
Promissory Note Payable Twenty Two [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																					61
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Fair value																																				$ 302,020
Original issue discount																																				50,000
Debt discount																												291,694
Unamortized discount																				$ 28,885			$ 33,192					48,290
Amortization of debt expense																				4,307			15,098
Debt instrument, face amount																				$ 400,000	[39],[40]		$ 400,000	[41],[42]
Annual interest rate																				15.00%	[39],[40]		15.00%	[41],[42]
Loans payable																																				$ 400,000
Promissory Note Payable Twenty Three [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																				61
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Fair value																																			$ 299,959
Original issue discount																																			50,000
Debt discount																												287,814
Unamortized discount																				$ 28,691			$ 32,971					47,976
Amortization of debt expense																				4,280			15,005
Debt instrument, face amount																				$ 400,000	[39],[40]		$ 400,000	[41],[42]
Annual interest rate																				15.00%	[39],[40]		15.00%	[41],[42]
Loans payable																																			$ 400,000
Promissory Note Payable Twenty Four [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																			61
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Fair value																																		$ 299,959
Original issue discount																																		50,000
Debt discount																												286,813
Unamortized discount																				$ 28,783			$ 33,076					48,124
Amortization of debt expense																				4,293			15,048
Debt instrument, face amount																				$ 400,000	[39],[40]		$ 400,000	[41],[42]
Annual interest rate																				15.00%	[39],[40]		15.00%	[41],[42]
Loans payable																																		$ 400,000
Promissory Note Payable Twenty Five [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																		61
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Fair value																																	$ 299,959
Original issue discount																																	50,000
Debt discount																												288,342
Unamortized discount																				$ 28,888			$ 33,195					48,294
Amortization of debt expense																				4,307			15,095
Debt instrument, face amount																				$ 400,000	[39],[40]		$ 400,000	[41],[42]
Annual interest rate																				15.00%	[39],[40]		15.00%	[41],[42]
Loans payable																																	$ 400,000
Promissory Note Payable Twenty Six [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																	61
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Fair value																																$ 296,245
Original issue discount																																50,000
Debt discount																												286,821
Unamortized discount																				$ 28,959			$ 33,277					48,409
Amortization of debt expense																				4,317			15,132
Debt instrument, face amount																				$ 400,000	[39],[40]		$ 400,000	[41],[42]
Annual interest rate																				15.00%	[39],[40]		15.00%	[41],[42]
Loans payable																																$ 400,000
Promissory Note Payable Twenty Seven [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																61
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Fair value																															$ 302,219
Original issue discount																															50,000
Debt discount																												294,824
Unamortized discount																				$ 29,186			$ 33,536					48,777
Amortization of debt expense																				4,349			15,241
Debt instrument, face amount	[41],[42]																						$ 400,000
Annual interest rate	[41],[42]																						15.00%
Loans payable																															$ 400,000
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Fair value																														$ 348,983
Original issue discount																														50,000
Debt discount																												348,831
Unamortized discount																				29,930			$ 33,384					49,978
Amortization of debt expense																				4,454			15,994
Debt instrument, face amount																				$ 400,000	[39],[40]		$ 400,000	[41],[42]
Annual interest rate																				15.00%	[39],[40]		15.00%	[41],[42]
Loans payable																														$ 400,000
Promissory Note Payable Twenty Nine [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																														61	61
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Fair value																													$ 261,759
Original issue discount																													50,000
Debt discount																												254,487
Unamortized discount																				$ 29,083			$ 33,418					$ 48,611
Amortization of debt expense																				4,335			15,193
Debt instrument, face amount																				$ 203,000	[43]		$ 203,000	[44]
Annual interest rate																				35.00%	[43]		35.00%	[44]
Loans payable																													$ 400,000
Promissory Note Payable Thirty [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																													61
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																				$ 350,000	[45]		$ 350,000	[46]
Annual interest rate																				35.00%	[45]		35.00%	[46]
Promissory Note Payable Thirty One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Accrued interest																			$ 53,000
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same.
Repayment of debt													$ 477,750
Repayment of debt																			$ 147,000
Annual interest rate													35.00%
Loans payable													$ 350,000
Monthly payments													thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750.
Default rate													15.00%
Promissory Note Payable Thirty One [Member] | Lender [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description					On April 16, 2025, the parties again extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same.
Promissory Note Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	[47]
Annual interest rate	[47]																						12.00%
Promissory Note Payable Thirty Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Repayment of debt											$ 477,750
Annual interest rate											35.00%
Loans payable											$ 350,000
Monthly payments											thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 80, 2025 totaling $477,750.
Default rate											15.00%
Promissory Note Payable Thirty Three [Member] | Lender [Member]
Short-Term Debt [Line Items]
Notes payable										$ 400,000
Outstanding payable								$ 200,000	$ 200,000
Conversion of convertible securities, shares										20
Number of common stock issued, shares								$ 76,923,076	$ 57,142,857

[1]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[2]	This promissory note was issued as part of a debt settlement whereby $
[3]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $0.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $300,000 has been repaid during the year ended February 29, 2024. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[4]	This promissory note was issued as part of a debt settlement whereby $
[5]	In default
[6]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024 and a fee of $22,958 was paid and charged to interest expense. The note is in default. No notices have been sent.
[7]	In default
[8]	This promissory note was issued as part of a debt settlement whereby $
[9]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[10]	This promissory note was issued as part of a debt settlement whereby $
[11]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. On March 1, 2024, the unamortized relative fair value discount of $65,092 was removed with a corresponding adjustment to accumulated deficit. A $8,399 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the three months ended May 31, 2025 , the Company recorded amortization expense of $138, with an unamortized discount of $0 at May 31, 2025.The loan is fully amortized.
[12]	The note, with an original principal amount of $
[13]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[14]	This promissory note was issued as part of a debt settlement whereby $
[15]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[16]	This promissory note was issued as part of a debt settlement whereby $
[17]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $80,284 was removed with a corresponding adjustment to accumulated deficit. A $10,559 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the three months ended May 31, 2025 , the Company recorded amortization expense of $144, with an unamortized discount of $0 at May 31, 2025.The loan is fully amortized. On February 11, 2025, the Company repaid $162,000 through the issuance of 60,000,000 common shares. The remaining $388,000 in loan principal as well as $35,500 in accrued interest ( all totaling $425,500) was repaid on March 5, 2025 through the issuance of 185,000,000 common shares.
[18]	The note, with an original principal amount of $
[19]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022, to February 22, 2024, on February 28, 2022, in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On March 1, 2024, the unamortized relative fair value discount of $497,614 was removed with a corresponding adjustment to accumulated deficit. A $55,585 unamortized discount remained. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the three months ended May 31, 2025, the Company recorded amortization expense of $700, with an unamortized discount of $0 at May 31, 2025. The loan is fully amortized.
[20]	The note, with an original principal balance of $
[21]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized. This note was again extended to March 1, 2025. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the three months ended May 31, 2025 , the Company has issued 500,000,000 common shares to repay $825,000 in loan principal.
[22]	The unsecured note may be pre-payable at any time. Cash proceeds of $
[23]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note was extended to June 8, 2025. On March 1, 2024, the unamortized relative fair value discount of $33,547 was removed with a corresponding adjustment to accumulated deficit. A $4,121 unamortized discount remained. For the three months ended May 31, 2025, the Company recorded amortization expense of $964, with an unamortized discount of $0 at May 31, 2025. The loan is fully amortized On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same.
[24]	The note, with an original principal balance of $
[25]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. During the three months ended May 31, 2025 the Company repaid $50,000 as part of a settlement with the estate of the lender . A settlement agreement was entered into on April 25,2025 between the Company and the Estate of the lender whereby the Company would repay a total of $420,000 to fully discharge the outstanding loan balance and accrued interest which totals $4,790,185. The Company was required to pay $50,000 in trust , which it did with the remainder to be repaid by July 9, 2025. This settlement agreement was subject to court approval which was granted on June 5, 2025. The Company and the estate of the lender have modified the remaining payment schedule. The Company repaid $150,000 in June and will repay the $220,000 remaining balance by August 9, 2025. At May 31, 2025 the outstanding principal and interest was $4,740,185. Upon settlement in August , the Company will record a gain on settlement of debt of $4,370,185.
[26]	This loan, with an original principal balance of $
[27]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $572,549 was removed with a corresponding adjustment to accumulated deficit. A $66,846 unamortized discount remained. For the three months ended May 31, 2025, the Company recorded amortization expense of $1,935, with an unamortized discount of $23,246 at May 31, 2025. On April 16, 2025, the parties again extended the maturity date from September 14, 2025, to September 14, 2027, with all other terms and conditions remaining the same.
[28]	The note, with an original principal balance of $
[29]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[30]	Original $
[31]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. On March 1, 2024, the unamortized relative fair value discount of $11,535 was removed with a corresponding adjustment to accumulated deficit. This note has been fully amortized. This note was extended to August 30, 2025. On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same.
[32]	A warrant holder exchanged
[33]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[34]	Original $
[35]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[36]	Original $
[37]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[38]	Original $
[39]	November 9, 2022, $400,000 loan, original issue discount of $50,000 , 61 Series F Preferred Share warrants having a relative fair value of $299,750. On March 1, 2024, the unamortized relative fair value discount of $288,513 was removed with a corresponding adjustment to accumulated deficit. A $48,126 unamortized discount remained. For the three months ended May 31, 2025, the Company recorded amortization expense of $4,293, with an unamortized discount of $28,783 at May 31, 2025.
[40]	On October 28, 2022, the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At February 29, 2024 the Company has issued all 10 tranches totaling $ 4,000,000 as follows:
[41]	November 9, 2022, $
[42]	On October 28, 2022, the Company entered into an loan facility with a lender for up to $
[43]	On November 30, 2023, the Company entered into an agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after-acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment. The Company has repaid $147,000 and $53,000 in accrued interest in July to account for the missed April through to August 2024 payments in agreement with the lender. The Company have missed the subsequent monthly payments. On April 16, 2025, the parties again extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same.
[44]	On November 30, 2023, the Company entered into an agreement where the lender will pay the Company $
[45]	On March 8, 2024, the Company entered into another agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 80, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after- acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment. The August 2024 through to May 2025 payments have not been made but will be resolved with the lender. No notices have been sent.
[46]	On March 8, 2024, the Company entered into another agreement where the lender will pay the Company $
[47]	On August 8, 2024, a Series F preferred shareholder exchanged